Expense Example	Apr. 28, 2025 USD ($)
Schwab 1-5 Year Corporate Bond ETF | Schwab 1-5 Year Corporate Bond ETF | Schwab 1-5 Year Corporate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 3
Expense Example, with Redemption, 3 Years	10
Expense Example, with Redemption, 5 Years	17
Expense Example, with Redemption, 10 Years	39
Schwab 5-10 Year Corporate Bond ETF | Schwab 5-10 Year Corporate Bond ETF | Schwab 5-10 Year Corporate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	3
Expense Example, with Redemption, 3 Years	10
Expense Example, with Redemption, 5 Years	17
Expense Example, with Redemption, 10 Years	39
Schwab U.S. Aggregate Bond ETF | Schwab U.S. Aggregate Bond ETF | Schwab U.S. Aggregate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	3
Expense Example, with Redemption, 3 Years	10
Expense Example, with Redemption, 5 Years	17
Expense Example, with Redemption, 10 Years	39
Schwab U.S. TIPS ETF | Schwab U.S. TIPS ETF | Schwab U.S. TIPS ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	3
Expense Example, with Redemption, 3 Years	10
Expense Example, with Redemption, 5 Years	17
Expense Example, with Redemption, 10 Years	39
Schwab Short-Term U.S. Treasury ETF | Schwab Short-Term U.S. Treasury ETF | Schwab Short-Term U.S. Treasury ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	3
Expense Example, with Redemption, 3 Years	10
Expense Example, with Redemption, 5 Years	17
Expense Example, with Redemption, 10 Years	39
Schwab Intermediate-Term U.S. Treasury ETF | Schwab Intermediate-Term U.S. Treasury ETF | Schwab Intermediate-Term U.S. Treasury ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	3
Expense Example, with Redemption, 3 Years	10
Expense Example, with Redemption, 5 Years	17
Expense Example, with Redemption, 10 Years	39
Schwab Long-Term U.S. Treasury ETF | Schwab Long-Term U.S. Treasury ETF | Schwab Long-Term U.S. Treasury ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	3
Expense Example, with Redemption, 3 Years	10
Expense Example, with Redemption, 5 Years	17
Expense Example, with Redemption, 10 Years	39
Schwab Municipal Bond ETF | Schwab Municipal Bond ETF | Schwab Municipal Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	3
Expense Example, with Redemption, 3 Years	10
Expense Example, with Redemption, 5 Years	17
Expense Example, with Redemption, 10 Years	39
Schwab Ultra-Short Income ETF | Schwab Ultra-Short Income ETF | Schwab Ultra-Short Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	14
Expense Example, with Redemption, 3 Years	$ 45